Accrued Liabilities and Other Payables (Details) - Schedule of components of accrued liabilities and other payables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Accrued Liabilities and Other Payables [Abstract]
Salary payable	$ 1,928,684	$ 1,444,161
Payable to consultants	49,047	1,531,560
Refundable deposit to customers	86,991	1,262,817
Payable to property, plant and equipment suppliers	4,565,086	3,684,884
Customer custodial cash liabilities	3,919,793
Other accrued liabilities	969,490	1,052,566
Total accrued liabilities and other payables	$ 11,519,091	$ 8,975,988